Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 533,912	¥ 387,982
Accrued pension and severance costs	87,871	103,674
Film costs	40,566	16,405
Warranty reserves and accrued expenses	82,842	94,065
Future insurance policy benefits	22,907	26,177
Inventory	37,431	35,989
Depreciation	39,473	35,128
Tax credit carryforwards	73,945	74,284
Reserve for doubtful accounts	5,580	8,404
Impairment of investments	34,387	33,743
Other	146,777	140,745
Gross deferred tax assets	1,127,671	975,850
Less: Valuation allowance	(868,233)	(473,713)
Total deferred tax assets	259,438	502,137
Deferred tax liabilities:
Insurance acquisition costs	(140,190)	(155,073)
Future insurance policy benefits	(66,998)	(62,933)
Unrealized gains on securities	(43,831)	(33,101)
Intangible assets acquired through stock exchange offerings	(28,139)	(32,136)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(27,920)	(46,261)
Other	(73,399)	(46,970)
Gross deferred tax liabilities	(425,944)	(416,943)
Net deferred tax assets (liabilities)	(166,506)	85,194
Pictures
Deferred tax assets:
Deferred revenue in the Pictures segment	21,980	19,254
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	¥ (45,467)	¥ (40,469)